[Janus Henderson Letterhead]

November 2, 2026

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1. There are no changes to the Prospectuses and Statements of Additional Information (“SAIs”) from the forms of the Prospectuses and SAIs that were filed in Post-Effective Amendment No. 338 (“PEA No. 338”) on October 28, 2026, pursuant to Rule 485(b) under the 1933 Act for each series of the Registrant with a June 30 fiscal year end, and all share classes thereof.

2. The text of PEA No. 338 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 336-7903 or email me at Cara.Owen@janushenderson.com.

Respectfully,

/s/ Cara Owen
Cara Owen, Esq.
Vice President, Chief Legal Officer, and Secretary

Enclosures (via EDGAR)

cc:	Mary Clarke-Pearson, Esq.

Thea Shepherd